Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Credit Suisse Floating Rate High Income Fund (First Prospectus Summary) | Credit Suisse Floating Rate High Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIAX
Credit Suisse Floating Rate High Income Fund (First Prospectus Summary) | Credit Suisse Floating Rate High Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHICX
Credit Suisse Floating Rate High Income Fund (First Prospectus Summary) | Credit Suisse Floating Rate High Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHIX
Credit Suisse Floating Rate High Income Fund (Second Prospectus Summary) | Credit Suisse Floating Rate High Income Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOBX